CitizensSelect Funds
-Dreyfus Prime Money Market Fund
-Dreyfus Institutional Preferred Treasury Money Market Fund

Incorporated herein by reference are revised versions of the prospectuses for Dreyfus Prime Money Market Fund (B, C, and Citizens shares) and Dreyfus Institutional Preferred Treasury Money Market Fund (Hamilton and Premier shares), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 1, 2016 (SEC Accession No. 0001167368-16-000068).